Changes in Capital Accounts	6 Months Ended
Jun. 30, 2021
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts
9.	Changes in Capital Accounts

(a) Series B Preferred Stock: During the six months ended June 30, 2020, 1,100 Series B convertible preferred shares previously issued to Kalani Investments Limited (or “Kalani”), were converted to 195,215 common shares and finally, on April 6, 2020, the Company’s BOD members approved the re-purchase of the Company’s 400 then outstanding Series B-2 convertible preferred shares for a purchase price of $400. Following the BOD approval, the Company entered into an agreement with “Kalani” on April 7, 2020 for the re-purchase of all 400 Series B-2 convertible preferred shares outstanding, paid the purchase price of $400 and consequently cancelled the Series B-2 preferred shares.

(b) Series C Preferred Stock: On March 23, 2020, the Company’s disinterested BOD members approved the repurchase of the Company’s 100 Series C preferred shares, held by Diana Shipping Inc. since 2017, for a purchase price of $1,500. The Company’s disinterested BOD members had previously received a fairness opinion from an independent third party that the transaction was fair from a financial point of view to the Company. On March 25, 2020, the Company agreed with Diana Shipping Inc. for the repurchase of the Series C preferred shares and on March 26, 2020, the Company paid the agreed purchase price and consequently cancelled the Series C preferred shares.

(c) Share Repurchase Program: In January 2020, the Company’s Board of Directors further authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares. The timing and amount of any repurchases would be determined by the Company’s management and would depend on market conditions, capital allocation alternatives, applicable securities laws, and other factors. During the six months ended June 30, 2020, the Company repurchased 81,785 common shares of value $656, including expenses, and all common shares repurchased as part of this program were cancelled. The Board of Directors’ authorization of this program expired on December 21, 2020.

(d) Compensation Cost on Stock Option Awards: On January 1, 2021, the Company granted to its Chief Financial Officer stock options to purchase 120,000 of the Company’s common shares as share-based remuneration. The stock options, which were granted pursuant to, and in accordance with, the Company’s Equity Incentive Plan, have been approved by the Company’s board of directors. The stock options are exercisable at a price range between $10.0 and $30.0 per share, for a term of five years.

In its assessment for the accounting of the stock options awards, the Company has taken into consideration the provisions of ASC 718 “Compensation – Stock Compensation” and determined that these stock options should be classified as equity rather than liability.  The award was measured on the grant date, being January 1, 2021, at fair value on a non-recurring basis. Its fair value was determined through Level 3 inputs of the fair value hierarchy as determined by management and amounted to $134. The fair value of the stock option was estimated using the binomial-pricing model with the following assumptions: (a) 6% dividend yield, assumed based on Company’s stated dividend policy and existing capital structure, (b) weighted average expected volatility of 75%, (c) risk free rate of 0.36% determined by management using the applicable 5-year treasury yield as of the measurement date, (d) market value of common stock of $4.64 and (e) expected life of 5 years as at January 1, 2021. During the six months ended June 30, 2021, no stock options were exercised and the full amount of $134 was recognized as compensation cost in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations.

(e) Compensation Cost on Restricted Common Stock: On February 15, 2018, the Company’s Board of Directors approved a one-time award of restricted common stock, which was proposed by the Company’s compensation committee, with an aggregate value of $5,000, to the Company’s executive officers and non-executive directors, in recognition of the successful refinancing of the Company’s RBS loan in 2017. In this respect, a number of 574,779 restricted shares were issued on February 15, 2019 and their number was defined based on the share closing price of February 15, 2019. One third of the shares vested on the issuance date and the remainder two thirds vested ratably over two years from the issuance date.

On December 30, 2020, the Company’s Board of Directors approved an amendment to the 2015 Equity Incentive Plan (or the “Plan”), to increase the aggregate number of shares issuable under the plan to 538,830 shares, and further approved 67,225 restricted common shares to be issued on the same date as an award to the Company’s directors. The fair value of the award was $320 and was calculated by using the share closing price of December 29, 2020. One fourth of the shares vested on December 30, 2020 and the remainder three fourths will vest ratably over three years from the issuance date. As at June 30, 2021, 471,605 restricted common shares remained reserved for issuance under the Plan.

During the six months ended June 30, 2021 and 2020, aggregate compensation cost on restricted stock amounted to $93, and $1,310 respectively, and is included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. At June 30, 2021 and December 31, 2020, the total unrecognized compensation cost relating to restricted share awards was $200 and $293, respectively.

During the six months ended June 30, 2021 and 2020, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2019	388,576	$8.90
Granted	-	-
Vested	(282,391)	8.98
Forfeited or expired	-	-
Outstanding at June 30, 2020	106,185	$8.70
Granted	67,225	4.76
Vested	(73,311)	7.80
Forfeited or expired	-	-
Outstanding at December 31, 2020	100,099	6.71
Granted	-	-
Vested	(49,681)	8.70
Forfeited or expired	-	-
Outstanding at June 30, 2021	50,418	$4.76

As at June 30, 2021, the weighted-average period over which the total compensation cost related to non-vested awards, as presented above, is expected to be recognized, is 1.50 years.

(f) At The Market Offering: On March 5, 2021, the Company entered into an At The Market Offering Agreement with H.C. Wainwright & Co., LLC, as sales agent, pursuant to which the Company may offer and sell, from time to time, up to an aggregate of $5,900 of its common shares, par value $0.01 per share. No shares have been sold during the six-month period ended June 30, 2021, or up to the date of issuance of these unaudited interim consolidated financial statements.